Share-Based Compensation - Equity settled share based payment arrangements (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options outstanding, beginning of period, Number of options | shares	3,089,229	4,456,444
Exercised, Number of options | shares	(217,845)	(47,120)
Forfeited, Number of options | shares	(318,840)	(27,286)
Expired, Number of options | shares	(254,569)	(1,292,809)
Options outstanding, end of period, Number of options | shares	2,297,975	3,089,229
Options exercisable, end of period, Number of options | shares	1,589,639	1,671,421
Options outstanding, beginning of period, Weighted average exercise price | $ / shares	$ 10.77	$ 11.66
Exercised, Weighted average exercise price | $ / shares	5.87	5.51
Forfeited, Weighted average exercise price | $ / shares	9.54	13.51
Expired, Weighted average exercise price | $ / shares	13.32	13.98
Options outstanding, end of period, Weighted average exercise price | $ / shares	11.12	10.77
Options exercisable, end of period, Weighted average exercise price | $ / shares	$ 12.52	$ 12.48